SUBSEQUENT EVENTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Event 1
Issuance of common stock for cash, Shares	Christopher Maggiore converted $1,254 of its accrued interest expense on loans payable into 12,537 shares of the Company’s common stock	Company received proceeds of $40,000 from Chris Maggiore and HEP Investments
Debt Instrument, Face Amount		$ 40,000
Issuance of common stock for cash, Shares	Oct. 21, 2020
Event 2
Issuance of common stock for cash, Shares	HEP Investments, LLC converted $100,000 of its Loan Payable into a License Co-Development Participation Agreement	two New Lenders converted $100,000 of the debt and $36,225 of accrued interest into 1,362,246 shares of the Company’s common stock
Event 3
Issuance of common stock for cash, Shares	Strome Mezzanine Fund, LP entered into a License Co-Development Participation Agreement (“Agreement”) for $500,000	HEP Investments, a principal shareholder and related party, assigned warrants to purchase 4,100,000 shares of the Company’s Common Stock to third party investors
Issuance of common stock for cash, Shares	Oct. 08, 2020
Event 4
Issuance of common stock for cash, Shares	Company entered into two License Co-Development Participation Agreements	Company entered into an employment letter with Philip Rice, Chief Financial Officer of the Company
Issuance of common stock for cash, Shares		Mar. 04, 2020
Event 5
Issuance of common stock for cash, Shares	Company entered into an Advisory Agreement	Company entered into Employment Letters (“Agreement”) with two of its key employees
Event 6
Issuance of common stock for cash, Shares	Company received proceeds of $265,000 from the issuance of 2,650,000 shares of common stock	Company is carefully monitoring the effects the COVID-19 global pandemic is having on its operations